Derivative Financial Liabilities (Details)			12 Months Ended
	Jun. 30, 2023 CNY (¥) shares	Sep. 28, 2022 $ / shares shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 shares	Dec. 31, 2023 USD ($)	Jul. 13, 2023 CNY (¥)	Jul. 13, 2023 USD ($)	May 12, 2023 $ / shares	Apr. 11, 2023 CNY (¥)	Apr. 11, 2023 USD ($)	Feb. 15, 2023 CNY (¥)	Feb. 15, 2023 USD ($)	Feb. 10, 2023 CNY (¥)	Feb. 10, 2023 USD ($)	Dec. 27, 2022 USD ($) $ / shares
Derivative Financial Liabilities [Line Items]
Number of ordinary share (in Shares) | shares		1
Warrants exercise price		$ 57.5
Warrants redemption price		$ 0.5
Percentage of Cash Exchange				50.00%				10.00%
Increasing balances (in Yuan Renminbi) | ¥	¥ 365
Additional Paid in Capital (in Yuan Renminbi) | ¥	¥ 105,931,016
Collateral received						¥ 33,943,379	$ 4,745,534		¥ 49,135,463	$ 7,133,280			¥ 36,747,941	$ 5,413,344
Collateral returne						95,997,298	13,421,127		¥ 72,556,022	$ 10,533,379			¥ 80,917,612	$ 11,919,983
Interest Income received from collateral account					$ 300,000	¥ 5,032,270	$ 712,069				¥ 686,130	$ 100,000
Realized gains (in Yuan Renminbi) | ¥			¥ 5,718,400
Warrant [Member]
Derivative Financial Liabilities [Line Items]
Number of warrants issued (in Shares) | shares		22,900,000
Public Warrants [Member]
Derivative Financial Liabilities [Line Items]
Number of warrants issued (in Shares) | shares		17,250,000
Number of ordinary share (in Shares) | shares		17,250,000
Warrants exercise price		$ 90
Warrants redemption price		$ 0.05
Sponsor Warrants [Member]
Derivative Financial Liabilities [Line Items]
Number of warrants issued (in Shares) | shares		4,450,000		4,450,000
Number of ordinary share (in Shares) | shares		4,450,000
PIPE Warrants [Member]
Derivative Financial Liabilities [Line Items]
Number of warrants issued (in Shares) | shares		1,200,000		1,200,000
Number of ordinary share (in Shares) | shares		1,200,000
Private Warrants [Member]
Derivative Financial Liabilities [Line Items]
Warrants exercise price		$ 90
Warrants redemption price		0.5
ESA Derivative Liabilities [Member]
Derivative Financial Liabilities [Line Items]
Agreed price provided in ESA agreement															$ 0
Minimum [Member]
Derivative Financial Liabilities [Line Items]
Warrants exercise price		50
Minimum [Member] | Warrant [Member]
Derivative Financial Liabilities [Line Items]
Share issued price per share								$ 0.043
Minimum [Member] | Private Warrants [Member]
Derivative Financial Liabilities [Line Items]
Warrants exercise price		50
Minimum [Member] | ESA Derivative Liabilities [Member]
Derivative Financial Liabilities [Line Items]
Interest accrued on the funds held in the collateral (in Dollars) | $															$ 100,000
Maximum [Member]
Derivative Financial Liabilities [Line Items]
Warrants exercise price		90
Maximum [Member] | Warrant [Member]
Derivative Financial Liabilities [Line Items]
Share issued price per share								$ 0.048
Maximum [Member] | Private Warrants [Member]
Derivative Financial Liabilities [Line Items]
Warrants exercise price		$ 90
Maximum [Member] | ESA Derivative Liabilities [Member]
Derivative Financial Liabilities [Line Items]
Interest accrued on the funds held in the collateral (in Dollars) | $															$ 300,000
Common Stock [Member] | Warrant [Member]
Derivative Financial Liabilities [Line Items]
Aggregate share (in Shares) | shares	1,083,949
First Reference Period [Member] | ESA Derivative Liabilities [Member]
Derivative Financial Liabilities [Line Items]
Agreed price provided in ESA agreement															$ 52
Second Reference Period [Member] | ESA Derivative Liabilities [Member]
Derivative Financial Liabilities [Line Items]
Agreed price provided in ESA agreement															53
Third Reference Period [Member] | ESA Derivative Liabilities [Member]
Derivative Financial Liabilities [Line Items]
Agreed price provided in ESA agreement															$ 54.5